10. Share-Based Compensation (Details - Employee option activity) - Employee Stock Options [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Options outstanding, beginning balance	1,769,440	1,780,369	1,780,369	1,193,712
Options granted	0	0	100,000	700,000
Options expired			(110,929)	(113,343)
Options outstanding, ending balance			1,769,440	1,780,369
Options vested or expected to vest			1,744,440
Options exercisable			1,152,173	731,895
Weighted-average exercise price outstanding, beginning balance	$ 3.83	$ 3.99	$ 3.99	$ 4.43
Weighted-average exercise price, granted			3.05	3.34
Weighted-average exercise price, expired			5.73	4.61
Weighted-average exercise price, ending balance			3.83	3.99
Weighted-average exercise price, vested or expected to vest			3.85
Weighted-average exercise price, exercisable			$ 4.11	$ 4.84
Weighted-average remaining life outstanding			8 years 2 months 1 day	8 years 6 months 10 days
Weighted-average remaining life, vested or expected to vest			8 years 1 month 27 days
Weighted-average remaining life, exercisable			7 years 11 months 1 day	7 years 5 months 9 days
Aggregate intrinsic value, outstanding beginning balance	$ 0	$ 5,273	$ 5,273	$ 526,073
Aggregate intrinsic value, outstanding ending balance			0	5,273
Aggregate intrinsic value, exercisable			$ 0	$ 5,273